Financial and other non-current assets	12 Months Ended
Dec. 31, 2022
Disclosure of financial and other non-current assets [abstract]
Financial and other non-current assets
13. Financial and other non-current assets
Financial assets
(USD millions)	2022	2021

Equity securities	1 145	1 663

Debt securities	37	34

Fund investments	281	366

Total financial investments	1 463	2 063

Long-term receivables from finance subleases	59	70

Other long-term receivables	197	184

Contingent consideration receivables [1]	607	641

Long-term loans, advances and security deposits	85	78

Total financial assets	2 411	3 036

[1] Note 29 provides additional disclosures related to contingent consideration.
Other non-current assets
(USD millions)	2022	2021

Deferred compensation plans	419	520

Prepaid post-employment benefit plans [1]	491	1 415

Other non-current assets	200	275

Total other non-current assets	1 110	2 210

[1] Note 25 provides additional disclosures related to post-emplyment benefits.